Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Millions	Total	Series D Convertible Junior Preference Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Common Stock Held in Treasury, at Cost	Stockholders' Equity Attributable to Noncontrolling Interests
Balance at Oct. 31, 2009	$ (1,687)	$ 4	$ 7	$ 2,181	$ (2,101)	$ (1,690)	$ (149)	$ 61
Total other comprehensive income (loss)	494					494
Transfer from redeemable equity securities upon exercise or expiration of stock options	5			5
Stock-based compensation	18			18
Stock ownership programs	27			2			25
Cash dividends paid to non-controlling interest	(57)							(57)
Other	1							1
Net income (loss) attributable to Parent	223				223
Net income (loss)attributable to noncontrolling interest	44							44
Net income (loss), including portion attributable to noncontrolling interest	267
Balance at Oct. 31, 2010	(932)	4	7	2,206	(1,878)	(1,196)	(124)	49
Total other comprehensive income (loss)	(748)					(748)
Transfer from redeemable equity securities upon exercise or expiration of stock options	3			3
Stock-based compensation	27			27
Stock ownership programs	30			(8)			38
Stock repurchase programs	(105)						(105)
Forward contract for accelerated stock repurchase program	(20)			(20)
Cash dividends paid to non-controlling interest	(53)							(53)
Impact to additional paid-in capital from change in valuation allowance	45			45
Other	(2)	(1)						(1)
Net income (loss) attributable to Parent	1,723				1,723
Net income (loss)attributable to noncontrolling interest	55							55
Net income (loss), including portion attributable to noncontrolling interest	1,778
Balance at Oct. 31, 2011	23	3	7	2,253	(155)	(1,944)	(191)	50
Total other comprehensive income (loss)	(381)					(381)
Stock-based compensation	18			18
Stock ownership programs	1			(14)			15
Stock repurchase programs	(75)			20			(95)
Cash dividends paid to non-controlling interest	(56)							(56)
Increase in ownership interest acquired from non-controlling interest holder	0			(3)				3
Issuance of common stock, net of issuance costs and fees	192		1	191
Impact to additional paid-in capital from change in valuation allowance	(26)			(26)
Other	1		1	1			(1)
Net income (loss) attributable to Parent	(3,010)				(3,010)
Net income (loss)attributable to noncontrolling interest	48							48
Net income (loss), including portion attributable to noncontrolling interest	(2,962)
Balance at Oct. 31, 2012	$ (3,265)	$ 3	$ 9	$ 2,440	$ (3,165)	$ (2,325)	$ (272)	$ 45